Consolidated Statement of Comprehensive Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Earnings
Tax on retirement obligations in OCI	$ 126	$ (97)	$ (39)
Tax on deferred cash flow hedges in OCI	$ (19)	$ 17	$ (3)